Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and payroll related expenses	$ 8,149	$ 1,105			$ 1,385
Accrued stock issuance costs	615	285			4,695
Accrued outsourced engineering services	4,058	2,514			3,205
Accrued purchases of property, plant and equipment	4,310	2,533			433
Accrued legal expenses	9,813	8,845			243
Other accrued liabilities	2,102	2,457			804
Current portion of finance lease liability	1,097	1,070
Current portion of BTS lease financing liability					660
Total accrued expenses and other current liabilities	$ 30,144	$ 18,809	$ 22,894	$ 14,263	$ 11,425